SUPPLEMENTARY CASHFLOW INFORMATION - Changes in working capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTARY CASHFLOW INFORMATION
Trade and other receivables	€ (1,038)	€ (1,431)
Prepaid expenses and other assets	(1,281)	(621)
Trade payables and other liabilities	5,429	(1,900)
Other liabilities - non-current	110	114
Changes in working capital	€ 3,220	€ (3,838)